Financial Instruments - Summary of the Maximum Credit Risk Exposure of the Groups Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 80,848	$ 136,498
Cash and cash equivalents
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	11,157	66,427
Restricted cash
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	26,132	25,187
Other assets
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 43,559	$ 44,884